Property, Plant and Equipment - Disclosure of Sensitivity Analysis - Impairment of Assets (Details) - ZAR (R) R in Millions	Jun. 30, 2023	Jun. 30, 2022
Property, plant and equipment [abstract]
Percentage decrease resulting in additional impairment	11.80%	10.00%
Percentage increase resulting in additional impairment	11.80%	10.00%
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Percentage decrease resulting in additional impairment	11.80%	10.00%
Percentage increase resulting in additional impairment	11.80%	10.00%
Tshepong North
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment 10% decrease		R 4,074
Moab Khotsong
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment 10% decrease		3,869
Mponeng
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment 10% decrease		1,443
Doornkop [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment 10% decrease		1,690
Target 1
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment 10% decrease	R 1,719	1,121
Kusasalethu
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment 10% decrease	0	689
Kalgold
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment 10% decrease	R 475	304
Joel [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment 10% decrease		762
Other assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment 10% decrease		208
Mine Waste Solutions
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment 10% decrease		493
Tshepong South
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment 10% decrease		2,339
Impairment 10% increase		224
Hidden Valley
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment 10% decrease		96
Central Plant Reclamation
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment 10% decrease		R 32